Borrowings and financing (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current	R$ 2,716,361	R$ 2,616,406
Noncurrent	19,307,946	16,919,944
Total	22,024,307	19,536,350	R$ 18,295,923	R$ 18,958,671
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Current	2,470,062	2,366,705
Noncurrent	16,923,153	14,423,754
Total	19,393,215	16,790,459
Local Currency [Member] | Twelth Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Current	56,517	45,450
Noncurrent		22,385
Total	56,517	67,835
Local Currency [Member] | Eighteenth Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Current	40,975	46,962
Noncurrent
Total	40,975	46,962
Local Currency [Member] | Twenty Second Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Current	174,245	170,957
Noncurrent		170,616
Total	174,245	341,573
Local Currency [Member] | Twenty Third Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Current	490,841	490,810
Noncurrent	374,303	374,279
Total	865,144	865,089
Local Currency [Member] | Twenty Fourth Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Current
Noncurrent	523,163	512,122
Total	523,163	512,122
Local Currency [Member] | Twenty Sixth Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Current
Noncurrent	1,330,768	1,302,042
Total	1,330,768	1,302,042
Local Currency [Member] | Twenty Seventh Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Current	200,000	200,000
Noncurrent	498,704	498,634
Total	698,704	698,634
Local Currency [Member] | Twenty Eight Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Current	127,745	127,715
Noncurrent	1,070,548	1,070,457
Total	1,198,293	1,198,172
Local Currency [Member] | Twenty Nine Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Current
Noncurrent	1,332,090	1,314,136
Total	1,332,090	1,314,136
Local Currency [Member] | Thirty Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Current	124,988	125,000
Noncurrent	748,275	873,231
Total	873,263	998,231
Local Currency [Member] | Thirty One Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Current
Noncurrent	2,933,677
Total	2,933,677
Local Currency [Member] | Brazilian Federal Savings Bank [Member]
IfrsStatementLineItems [Line Items]
Current	110,235	108,210
Noncurrent	1,489,676	1,508,275
Total	1,599,911	1,616,485
Local Currency [Member] | Brazilian Development Bank B N D E S P A C I I 9751 [Member]
IfrsStatementLineItems [Line Items]
Current	7,295	7,286
Noncurrent	14,519	16,316
Total	21,814	23,602
Local Currency [Member] | Brazilian Development Bank B N D E S P A C I I 9752 [Member]
IfrsStatementLineItems [Line Items]
Current	4,943	4,936
Noncurrent	9,885	11,107
Total	14,828	16,043
Local Currency [Member] | Brazilian Development Bank B N D E S O N D A L I M P A [Member]
IfrsStatementLineItems [Line Items]
Current	27,223	27,219
Noncurrent		6,766
Total	27,223	33,985
Local Currency [Member] | Brazilian Development Bank B N D E S T I E T E I I I [Member]
IfrsStatementLineItems [Line Items]
Current	200,947	200,693
Noncurrent	602,767	652,175
Total	803,714	852,868
Local Currency [Member] | Brazilian Development Bank B N D E S T 2015 [Member]
IfrsStatementLineItems [Line Items]
Current	34,189	34,146
Noncurrent	351,960	360,021
Total	386,149	394,167
Local Currency [Member] | Brazilian Development Bank B N D E S 2014 [Member]
IfrsStatementLineItems [Line Items]
Current	6,646	6,638
Noncurrent	8,471	10,107
Total	15,117	16,745
Local Currency [Member] | Inter American Development Bank I D B 2202 [Member]
IfrsStatementLineItems [Line Items]
Current	181,349	181,349
Noncurrent	1,893,180	1,983,615
Total	2,074,529	2,164,964
Local Currency [Member] | Inter American Development Bank I D B I N V E S T [Member]
IfrsStatementLineItems [Line Items]
Current	41,760	39,550
Noncurrent	794,125	814,840
Total	835,885	854,390
Local Currency [Member] | Inter American Development Bank I D B I N V E S T 2022 [Member]
IfrsStatementLineItems [Line Items]
Current	14,100	14,100
Noncurrent	438,305	438,241
Total	452,405	452,341
Local Currency [Member] | Inter American Development Bank I D B I N V E S T 2023 [Member]
IfrsStatementLineItems [Line Items]
Current	14,100	14,100
Noncurrent	447,808	447,791
Total	461,908	461,891
Local Currency [Member] | International Finance Corporation I F C 2022 [Member]
IfrsStatementLineItems [Line Items]
Current	22,800	22,800
Noncurrent	714,139	713,910
Total	736,939	736,710
Local Currency [Member] | International Finance Corporation I F C 2023 [Member]
IfrsStatementLineItems [Line Items]
Current
Noncurrent	987,006	986,651
Total	987,006	986,651
Local Currency [Member] | Leases Concession Agreements Program Contracts And Contract Assets [Member]
IfrsStatementLineItems [Line Items]
Current	106,362	49,884
Noncurrent	206,075	259,326
Total	312,437	309,210
Local Currency [Member] | Leases Others [Member]
IfrsStatementLineItems [Line Items]
Current	100,102	68,499
Noncurrent	151,548	73,801
Total	251,650	142,300
Local Currency [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Current	3,006	3,003
Noncurrent	2,161	2,910
Total	5,167	5,913
Local Currency [Member] | Interest And Charges [Member]
IfrsStatementLineItems [Line Items]
Current	379,694	377,398
Noncurrent
Total	379,694	377,398
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Current	246,299	249,701
Noncurrent	2,384,793	2,496,190
Total	2,631,092	2,745,891
Foreign Currency [Member] | Interest And Charges [Member]
IfrsStatementLineItems [Line Items]
Current	22,933	23,677
Noncurrent
Total	22,933	23,677
Foreign Currency [Member] | Inter American Development Bank I D B 1212 [Member]
IfrsStatementLineItems [Line Items]
Current	51,351	49,759
Noncurrent	25,676	49,759
Total	77,027	99,518
Foreign Currency [Member] | Inter American Development Bank I D B 4623 [Member]
IfrsStatementLineItems [Line Items]
Current
Noncurrent	736,321	712,449
Total	736,321	712,449
Foreign Currency [Member] | International Bank Of Reconstruction And Development I B R Ds 7662e 8906 [Member]
IfrsStatementLineItems [Line Items]
Current	30,375	29,433
Noncurrent	476,883	477,554
Total	507,258	506,987
Foreign Currency [Member] | J I C A 15 [Member]
IfrsStatementLineItems [Line Items]
Current	38,042	39,437
Noncurrent	171,188	197,180
Total	209,230	236,617
Foreign Currency [Member] | J I C A 18 [Member]
IfrsStatementLineItems [Line Items]
Current	34,204	35,457
Noncurrent	153,803	177,168
Total	188,007	212,625
Foreign Currency [Member] | J I C A 17 [Member]
IfrsStatementLineItems [Line Items]
Current	9,530	9,879
Noncurrent	104,054	107,880
Total	113,584	117,759
Foreign Currency [Member] | J I C A 19 [Member]
IfrsStatementLineItems [Line Items]
Current	59,864	62,059
Noncurrent	716,868	774,200
Total	R$ 776,732	R$ 836,259